GENERAL (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2014 item	Dec. 31, 2013 item	Sep. 17, 2013 Rockwood Holdings, Inc. Forecast	Sep. 17, 2013 Rockwood Holdings, Inc. Forecast	Jun. 30, 2013 Rockwood Holdings, Inc. Forecast
GENERAL
Number of Chinese chemical companies	3	3
Number of business segments	5	5
GENERAL
Cash payments			$ 1,100	$ 1,050
Unfunded pension liabilities					$ 225